KEY MANAGEMENT PERSONNEL COMPENSATION	9 Months Ended
Mar. 31, 2023
KEY MANAGEMENT PERSONNEL COMPENSATION
KEY MANAGEMENT PERSONNEL COMPENSATION

17.   KEY MANAGEMENT PERSONNEL COMPENSATION

The compensation of directors and other key management members, including social security contributions and other benefits, was as follows for the period ended March 31, 2023 and 2022.

	03/31/2022	03/31/2022

Salaries, social security and other benefits	1,283,114	1,905,951
Share-based incentives	2,680,218	995,289
Total	3,963,332	2,901,240